Note Related party transactions (Related party transactions with affiliated company - Equity Method - Additional Information) (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2013	Sep. 30, 2011
Financial Standby Letter Of Credit Member
Related Party Transaction [Line Items]
Guarantee Obligations Current Carrying Value		$ 0.3	$ 0.5
PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage		24.90%			24.90%
Proceeds from Equity Method Investment, Dividends or Distributions		$ 3.4	6.6
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage		24.90%		24.90%
EVERTEC Inc.
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage		16.05%
Proceeds from Equity Method Investment, Dividends or Distributions		$ 4.7	4.7
Proportionate Share Of The Cumulative Impact Of The Evertec Restatement	$ 2.2
EVERTEC Inc. | Financial Standby Letter Of Credit Member
Related Party Transaction [Line Items]
Guarantee Obligations Current Carrying Value			$ 4.2